PROPERTY AND EQUIPMENT	12 Months Ended
Oct. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

Schedule of property and equipment
	October 31, 2023	October 31, 2022
Vehicles	$60,702	$—
Small Equipment	$8,879	$—
Large Equipment	735,297	—
Property and Equipment, Gross	$804,878	$—
Less: accumulated depreciation	(36,940)	—
Property and Equipment, Net	$767,938	$—

Depreciation expense for the years ended October 31, 2023 and 2022 was $36,940 and $0, respectively.